(10) Stock Options and Warrants (Details) (USD $)	9 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 21, 2011	Sep. 30, 2012 Additional Paid-in Capital	Sep. 30, 2012 Common Stock	Jun. 30, 2013 Scenario, Previously Reported	Sep. 30, 2012 Scenario, Previously Reported		Sep. 30, 2011 Scenario, Previously Reported	Mar. 31, 2012 Scenario, Previously Reported	Dec. 11, 2011 Scenario, Previously Reported	Sep. 30, 2012 Scenario, Previously Reported Additional Paid-in Capital	Sep. 30, 2012 Scenario, Previously Reported Common Stock
Shares authorized for issuance under 2012 Plan				90,000								18,000,000
Options previously granted ratified under the 2012 Plan								6,000,000
Options available to distribute under 2012 Plan	60,000						13,713,333
Warrant Re-priced In Connection with Debt Financing Agreements								4,893,000	[1]
Warrant Original Pricing Min							$ 0.10
Warrant Original Pricing Max							$ 0.30
Warrant Original Price							$ 0.075
Repricing of common stock warrants in connection with debt and accrued interest			$ 39,965		$ 39,965								$ 39,965
Warrants granted for accrued expenses	129,649	54,500						10,900,000		75,000,000
Issuance of common stock warrants for Board of Director fees -shares								3,700,000
Issuance of common stock warrants for Board of Director fees			105,042		105,042								105,042
IssuanceOfCommonStockWarrantToSettleALawsuit - shares								6,000,000
Issuance of common stock warrant to settle a lawsuit			253,046		253,046								253,046
IssuanceOfCommonStockWarrantsForConsultingFees - warrants								1,200,000
Issuance of common stock warrants for consulting fees			33,357		33,357			33,357
Cancelled unvested warrants								36,500,000
Issuance of common stock for employee compensation - shares						121,700								24,340,000
Accelerated the vesting of warrants for services											11,500,000
Compensation expense								2,130,694
Value of options and warrants granted to employees										3,909,697
Vesting and re-pricing of stock options for services								2,803,560		1,231,836
Compensation expense associated with unvested and unamortized stock options							29,678
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 214,560							$ 0.0301

[1]	4,211,000 warrants were in connection with related-party transactions (see Note 5).